Segment information (Tables)	3 Months Ended
Mar. 31, 2024
Operating Segments [Abstract]
Schedules of Revenue by Geographical Locations
The following tables present details on revenues derived in the following geographical locations for the three months ended March 31, 2024 and 2023.

	Three months ended March 31,
	2024	2023
	$	$
North America	39,130	31,477
Rest of World	12,273	9,982
	51,403	41,459